PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment, net [Line Items]
Cost	$ 261,738		$ 170,786
Accumulated depreciation	88,745		77,152
Depreciated cost	172,993		93,634
Salvage value of derecognized fully depreciated property	2,003
Depreciation expense	13,974		11,626		10,544
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment, net [Line Items]
Cost	173,937	[1]	124,728	[1]
Investment grant received	7,200
Office Equipment and Furniture [Member]
Property, Plant and Equipment, net [Line Items]
Cost	8,633		7,868
Motor Vehicles [Member]
Property, Plant and Equipment, net [Line Items]
Cost	948		1,565
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment, net [Line Items]
Cost	77,281		35,686
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment, net [Line Items]
Cost	$ 939	[2]	$ 939	[2]
Operating lease term	49 years
Operating lease renewal term	49 years

[1]	Presented net of investment grant received in 2004, 2005 and 2006 years, in the total amount of $7,200.
[2]	The Company leases land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term).